Cover	Sep. 23, 2025
Cover [Abstract]
Document Period End Date	Sep. 23, 2025
Document Type	8-K
Registrant Name	Rise Companies Corp.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-56741
Entity Tax Identification Number	45-4862460
Entity Address, Address Line One	11 Dupont Circle NW, 9th Floo
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20036
City Area Code	202
Local Phone Number	584-0550
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None
Trading Symbol	None
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Central Index Key	0001640967